CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 0	$ 88,301	$ 518,066
ASSETS
Accounts receivable, net	61,055	5,808	101,935
Accounts receivable - related party		265,273	75,094
Notes receivable, net		64,393	0
Prepaid expenses and other current assets	18,570	20,813	47,334
Assets held for sale	0	616,263
Total current assets	79,625	967,787	742,429
NON-CURRENT ASSETS
Property and equipment, net	1,226,000	2,455	1,649,022
Operating lease right of use assets		0	4,259,758
Intangible assets, net		0	3,656,241
Goodwill		0	104,657
Deposits and other assets	53,195	60,998	265,318
Total non-current assets	1,279,195	63,453	9,934,996
TOTAL ASSETS	1,358,820	1,031,240	10,677,425
Current liabilities
Accounts payable and accrued expenses		10,450,711	9,653,093
Deferred revenue	146,351	75,556	462,643
Customer liability	338,725	338,725	338,725
Current portion of loans, advances and factoring agreements	1,002,559	1,276,770	1,446,571
Current portion of convertible notes payable, net of discounts	3,424,556	3,054,869	1,162,606
Notes payable - related parties, net of discounts		4,762,579	10,542,842
Accounts payable and accrued expenses	11,798,925	10,084,058
Current portion of convertible notes payable - related party, net of discounts		553,100	902,781
Derivative liabilities	4,203,788	4,822,398	4,042,910
Current portion of operating lease liabilities	7,353,988	5,897,274	3,987,405
Financing lease liabilities		0	284,055
Notes payable - related parties, net of discounts	4,902,510	4,762,579
Financing lease liability - related party		710,776	682,704
Convertible notes payable - related parties, net of discounts	553,100	553,100
Total current liabilities	34,456,332	31,942,758	33,506,335
Long term portion:
Loans, advances and factoring agreements, net of current portion and discounts	0	144,460	218,425
Financing lease liabilities - related party	731,830	710,776
Operating lease liabilities, net of current portion	787,313	1,932,599	2,976,623
Liabilities held for sale	0	717,414
Total non-current liabilities	787,313	2,077,059	3,195,048
Total liabilities	35,243,645	34,019,817	36,701,383
Commitments and contingencies	0	0	0
MEZZANINE EQUITY
Total mezzanine equity	59,475,908	58,249,908	5,039,065
STOCKHOLDER'S DEFICIT
Common stock, $0.001 par value, 2,500,000,000 shares authorized, 1,256,900,534 and 923,029,038 as of December 31, 2022 and 2021, respectively	1,882,579	1,256,901	923,029
Subscriptions payable	40,435	26,910	5,610
Additional paid-in capital	14,946,692	13,966,895	12,860,873
Accumulated deficit	(109,549,957)	(106,418,722)	(44,921,837)
Total TPT Global Tech, Inc. Stockholders' deficit	(92,680,251)	(91,168,016)	(31,132,325)
Non-controlling interests	(680,482)	(47,269)	69,302
Total stockholders' deficit	(93,360,733)	(91,215,285)	(31,063,023)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	1,358,820	1,031,240	10,677,425
Series A Convertible Preferred Stock (Member)
STOCKHOLDER'S DEFICIT
Preferred stock, value		42,983,742	3,117,000
Series B Convertible Preferred Stock (Member)
STOCKHOLDER'S DEFICIT
Preferred stock, value	$ 1,677,473	1,677,473	1,677,473
Series C Convertible Preferred Stock (Member)
STOCKHOLDER'S DEFICIT
Preferred stock, value		0	0
Series D Convertible Preferred Stock (Member)
STOCKHOLDER'S DEFICIT
Preferred stock, value		244,592	244,592
Series E Convertible Preferred Stock (Member)
STOCKHOLDER'S DEFICIT
Preferred stock, value		$ 13,344,101	$ 0